Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 6,242	$ 910	¥ 3,617	¥ 3,735
Impairment loss for property and equipment	¥ 0		¥ 0	¥ 3,674